Acquisitions and Other Transactions - Acquisition of Additional Royalty and Private Placement (Details) $ / shares in Units, $ in Millions, $ in Millions										12 Months Ended
	Jul. 26, 2023 USD ($) shares	Jul. 26, 2023 CAD ($) $ / shares shares	Jun. 08, 2023 USD ($)	May 07, 2023 USD ($) shares	May 07, 2023 CAD ($) $ / shares shares	Apr. 14, 2023 USD ($)	Feb. 22, 2023	Jun. 08, 2019	Feb. 19, 2019 USD ($)	Dec. 31, 2023	Feb. 19, 2019 CAD ($)
Acquisitions
Percentage of NSR							1.50%		2.00%
Buy back percentage of net smelter return								0.50%
Marathon Gold Corporation, Valentine Gold Project Acquisition
Acquisitions
Additional NSR acquired			1.50%
Purchase price			$ 45.0						$ 13.7		$ 18.0
Percentage of NSR							2.00%			3.00%
Number of shares acquired | shares				6,578,947	6,578,947
Price per share | $ / shares					$ 0.76
Total cost of shares acquired				$ 3.8	$ 5.0
Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. - Ontario, Canada
Acquisitions
Purchase price | $						$ 10.0
Percentage of NSR						1.00%
Number of shares acquired | shares	5,454,546	5,454,546
Price per share | $ / shares		$ 1.1
Total cost of shares acquired	$ 4.6	$ 6.0